Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and balances at central banks	£ 256,351	£ 238,574
Cash collateral and settlement balances	112,597	92,542
Loans and advances at amortised cost	398,779	361,451
Reverse repurchase agreements and other similar secured lending	776	3,227
Trading portfolio assets	133,813	147,035
Financial assets at fair value through the income statement	213,568	191,972
Derivative financial instruments	302,380	262,572
Financial assets at fair value through other comprehensive income	65,062	61,753
Investments in associates and joint ventures	922	999
Goodwill and intangible assets	8,239	8,061
Property, plant and equipment	3,616	3,555
Current tax assets	385	261
Deferred tax assets	6,991	4,619
Retirement benefit assets	4,743	3,879
Other assets	5,477	3,785
Total assets	1,513,699	1,384,285
Liabilities
Deposits at amortised cost	545,782	519,433
Cash collateral and settlement balances	96,927	79,371
Repurchase agreements and other similar secured borrowing	27,052	28,352
Debt securities in issue	112,881	98,867
Subordinated liabilities	11,423	12,759
Trading portfolio liabilities	72,924	54,169
Financial liabilities designated at fair value	271,637	250,960
Derivative financial instruments	289,620	256,883
Current tax liabilities	580	689
Deferred tax liabilities	16	37
Retirement benefit liabilities	264	311
Other liabilities	13,789	10,505
Provisions	1,544	1,908
Total liabilities	1,444,439	1,314,244
Equity
Called up share capital and share premium	4,373	4,536
Other equity instruments	13,284	12,259
Other reserves	(2,192)	1,770
Retained earnings	52,827	50,487
Total equity excluding non-controlling interests	68,292	69,052
Non-controlling interests	968	989
Total equity	69,260	70,041
Total liabilities and equity	£ 1,513,699	£ 1,384,285